Share Repurchase Programs (Details) ¥ in Thousands, shares in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Jan. 09, 2023 USD ($) shares	Nov. 17, 2022 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	May 19, 2020 USD ($)
Share Repurchase Programs
Value of shares repurchased | ¥						¥ 8,006,226		¥ 12,770,301		¥ 11,273,814
American Depositary Shares | 2020 share repurchase program
Share Repurchase Programs
Authorized amount					$ 1,000.0
Share repurchase program period, maximum					12 months
Additional authorized amount											$ 1,000.0
Shares repurchased (in shares) | shares									22.8
Value of shares repurchased									$ 1,820.1
American Depositary Shares | 2021 share repurchase program
Share Repurchase Programs
Authorized amount			$ 3,000.0	$ 2,000.0					$ 2,000.0
Share repurchase program period, maximum				24 months
Shares repurchased (in shares) | shares	33.6
Value of shares repurchased	$ 3,000.0
American Depositary Shares | 2021 share repurchase program | Youdao
Share Repurchase Programs
Authorized amount			$ 50.0
Share repurchase program period, maximum			36 months
Shares repurchased (in shares) | shares						2.7	2.7
Value of shares repurchased							$ 22.0
American Depositary Shares | 2022 share repurchase program
Share Repurchase Programs
Authorized amount		$ 5,000.0
Share repurchase program period, maximum		36 months
Ordinary shares | 2020 share repurchase program
Share Repurchase Programs
Shares repurchased (in shares) | shares									114.0